Interests in Other Entities - Schedule of Interests in Other Entities (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interest in other entities [abstract]
Subsidiaries	£ 0
Joint ventures	117	£ 88
Total	£ 117	£ 88